Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Total Current	$ 286,000	$ 260,000	$ 254,000
Deferred:
Total Deferred	(36,000)	(36,000)	(42,000)
Provision for income taxes	250,000	223,000	212,000
United Kingdom ("U.K.")
Current:
Domestic	4,000	4,000	1,000
Deferred:
Domestic	1,000	0	0
United States ("U.S.")
Current:
Foreign	88,000	86,000	85,000
Deferred:
Foreign	(21,000)	(44,000)	(27,000)
Italy
Current:
Foreign	163,000	131,000	118,000
Deferred:
Foreign	0	19,000	(1,000)
Other
Current:
Foreign	31,000	39,000	50,000
Deferred:
Foreign	$ (16,000)	$ (11,000)	$ (14,000)